PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property And Equipment Net
PROPERTY AND EQUIPMENT, NET
NOTE 5:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016

Cost:
Laboratory equipment	$123	$252

Accumulated depreciation:
Laboratory equipment	$56	$116

Depreciated cost	$67	$136

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were $10, $46 and $60 respectively.